Offsets	Oct. 09, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-298996
Initial Filing Date	Sep. 18, 2026
Fee Offset Claimed	$ 1,740.00
Explanation for Claimed Amount	The Company previously paid $4,143.00 with respect to Common stock included herein based on a maximum aggregate offering price of $30,000,000.00 in connection with its filing of the Registration Statement on Form S-1 (File No. 333-298996) on September 18, 2026. In accordance with Rule 457(b) under the Securities Act, the Company is using $1,740.00 of the previously paid fees to offset the filing fee payable in connection with this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	VME Companies, Inc.
Form or Filing Type	S-1
File Number	333-298996
Filing Date	Sep. 18, 2026
Fee Paid with Fee Offset Source	$ 1,740.00